InfraCap Equity Income Fund ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
February 28, 2022

	Shares	Value
COMMON STOCKS - 88.96%
Aerospace & Defense - 0.30%
Raytheon Technologies Corporation (a)	172	$17,664

Banks - 3.35%
Citigroup, Inc. (a)	467	27,660
JPMorgan Chase & Company (a)	185	26,233
KeyCorp (a)(b)	1,203	30,159
Northwest Bancshares, Inc. (a)	2,168	30,526
U.S. Bancorp (a)(b)	1,512	85,489
		200,067
Beverages - 1.10%
The Coca-Cola Company (a)	1,050	65,352

Biotechnology - 1.58%
AbbVie, Inc. (a)	459	67,826
Gilead Sciences, Inc. (a)	442	26,697
		94,523
Capital Markets - 3.13%
AllianceBernstein Holding LP (a)	3,673	164,697
B Riley Financial, Inc. (a)	369	21,974
		186,671
Chemicals - 2.60%
Dow, Inc. (a)(b)	2,626	154,829

Consumer Finance - 1.50%
OneMain Holdings, Inc. (a)	1,752	89,317

Diversified Telecommunication Services - 7.30%
AT&T, Inc. (a)(b)	7,192	170,379
Lumen Technologies, Inc. (a)(b)	7,123	73,794
Verizon Communications, Inc. (a)(b)	3,570	191,602
		435,775
Electric Utilities - 5.50%
Edison International (a)(b)	490	31,076
PPL Corporation (a)	4,227	110,620
The Southern Company (a)(b)	2,883	186,732
		328,428
Food & Staples Retailing - 0.23%
Walgreens Boots Alliance, Inc. (a)	291	13,412

Food Products - 5.43%
The Kraft Heinz Company (a)(b)	8,257	323,840

Gas Utilities - 0.71%
South Jersey Industries, Inc. (a)	1,256	42,616

Industrial Conglomerates - 0.23%
3M Company (a)	91	13,527

Insurance - 3.65%
Mercury General Corporation (a)	1,152	63,360
Prudential Financial, Inc. (a)	1,380	154,091
		217,451
IT Services - 0.98%
International Business Machines Corporation (a)	476	58,315

Multi-Utilities - 0.27%
Consolidated Edison, Inc. (a)(b)	187	16,039

Oil, Gas & Consumable Fuels - 12.77%
Chevron Corporation (a)	258	37,152
Enbridge, Inc. (a)(c)	3,827	165,250
Exxon Mobil Corporation	78	6,117
Kinder Morgan, Inc. (a)(b)	5,450	94,830
Magellan Midstream Partners LP (a)	1,298	62,979
MPLX LP (a)	2,017	66,117
ONEOK, Inc. (a)(b)	1,009	65,888
Phillips 66 (a)	1,108	93,338
TC Energy Corporation (a)(c)	626	33,622
Valero Energy Corporation (a)	1,507	125,850
The Williams Company, Inc. (a)	352	11,010
		762,153
Pharmaceuticals - 4.27%
Bristol-Myers Squibb Company (a)	490	33,648
Johnson & Johnson (a)(b)	1,092	179,711
Merck & Company, Inc. (a)	195	14,933
Pfizer, Inc. (a)	568	26,662
		254,954
Real Estate Investment Trusts (REITs) - 26.17%
AGNC Investment Corporation (a)(b)	1,344	66,931
Annaly Capital Management, Inc. (a)(b)	6,323	89,850
BrightSpire Capital, Inc. (a)	1,824	130,635
EPR Properties (a)	1,625	61,539
Global Net Lease, Inc. (a)	1,059	56,455
Kilroy Realty Corporation (a)	344	14,658
KKR Real Estate Finance Trust, Inc. (a)	16,051	112,999
MGM Growth Properties LLC, Class A (a)	225	14,870
National Health Investors, Inc. (a)	192	26,412
National Retail Properties, Inc. (a)	649	30,094
The Necessity Retail REIT, Inc. (a)	5,800	124,526
New Residential Investment Corporation (a)	2,192	61,289
Realty Income Corporation (a)	1,404	60,765
Simon Property Group, Inc. (a)(b)	9,243	119,327
Spirit Realty Capital, Inc. (a)	17,812	123,972
Starwood Property Trust, Inc. (a)	12,650	112,079
TPG RE Finance Trust, Inc. (a)	12,795	132,812
VICI Properties, Inc. (a)	3,748	89,352
Vornado Realty Trust (a)	11,224	132,892
		1,561,457
Thrifts & Mortgage Finance - 0.46%
New York Community Bancorp, Inc. (a)	2,393	27,615

Tobacco - 4.40%
Altria Group, Inc. (a)(b)	3,259	167,154
Philip Morris International, Inc. (a)	945	95,511
		262,665
Trading Companies & Distributors - 0.70%
Fortress Transportation and Infrastructure Investors LLC (a)	1,124	26,526
Triton International Ltd. (a)(c)	235	15,435
		41,961
Wireless Telecommunication Services - 2.33%
Vodafone Group plc (a)(b)(c)	7,867	139,246

Total Common Stocks
(Cost $5,365,515)		5,307,877

PREFERRED STOCKS - 22.51%
Babcock & Wilcox Enterprises, Inc., 7.750%, Series A (a)	4,748	116,516
Chimera Investment Corporation, 8.000%, Series B (a)(d)	2,360	58,552
Crestwood Equity Partners LP, 9.250% (a)	12,427	119,548
DCP Midstream LP, 7.950%, Series C (a)(d)	4,771	115,029
DigitalBridge Group, Inc., 7.125%, Series H (a)	3,553	87,759
Energy Transfer LP, 7.625%, Series D (a)(d)	4,723	114,769
Fortress Transportation and Infrastructure Investors LLC, 8.250%, Series A (a)(d)	4,545	110,171
Global Net Lease, Inc., 6.875%, Series B (a)	2,259	55,952
New Residential Investment Corporation, 6.375%, Series C (a)(d)	2,553	55,553
New York Mortgage Trust, Inc. 8.000%, Series D (a)(d)	4,714	111,203
NuStar Energy LP, 9.000%, Series C (a)(d)	3,572	85,692
RLJ Lodging Trust, 1.950%, Series A (a)	4,258	112,411
RPT Realty, 7.250%, Series D (a)	1,001	57,768
SCE Trust III, 5.750%, Series H (a)(d)	2,385	56,381
Textainer Group Holdings Ltd., 6.250%, Series B (a)(c)	3,483	85,856
Total Preferred Stocks
(Cost $1,393,567)		1,343,160

CONVERTIBLE PREFERRED STOCKS - 8.12%
Dominion Energy, Inc., 7.250%, 5/1/2022, Series A (a)	888	88,036
EPR Properties, 9.000%, Series E (a)	850	27,684
New York Community Capital Trust V, 6.000%, 11/1/2051 (a)	1,690	85,362
South Jersey Industries, Inc., 8.750%, 4/1/2024 (a)	2,164	148,450
The Southern Company, 6.750%, 8/1/2022 (a)	1,115	56,709
UGI Corporation, 7.250%, 5/1/2024 (a)	849	78,533
Total Convertible Preferred Stocks
(Cost $470,883)		484,774

CLOSED-END FUNDS- 4.72%
Apollo Investment Corporation (a)	9,428	126,712
Ares Capital Corporation (a)	7,093	154,911
Total Closed-End Funds
(Cost $274,990)		281,623

SHORT-TERM INVESTMENTS - 0.02%
Money Market Funds - 0.02% (e)
First American Government Obligations Fund, Class X, 0.03%	1,204	1,204
Total Short-Term Investments
(Cost $1,204)		1,204

Total Investments
(Cost $7,506,159) - 124.33%		7,418,638
Other Liabilities in Excess of Other Assets - (24.33)% (a)		(1,451,692)
Net Assets - 100.00%		$5,966,946

ETF	- Exchange Traded Fund
REITs	- Real Estate Investment Trusts
(a)
All or a portion of this security has been committed as collateral for open written option contracts and the Fund's borrowing. The total value of assets committed as collateral as of February 28, 2022 is $3,674,486.

(b)	Held in connection with a written option contract. See the Schedule of Written Options for further information.
(c)	Foreign security.
(d)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of February 28, 2022.
(e)	The rate quoted is the annualized seven-day effective yield as of February 28, 2022.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (REITs) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,307,877	$-	$-	$5,307,877
Preferred Stocks	1,343,160	-	-	1,343,160
Convertible Preferred Stocks	484,774	-	-	484,774
Closed-End Funds	281,623	-	-	281,623
Short-Term Investments	1,204	-	-	1,204
Total	$7,418,638	$-	$-	$7,418,638
Liabilities
Written Options	$-	$(18,516)	$-	$(18,516)
Total	$-	$(18,516)	$-	$(18,516)

As of February 28, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

InfraCap Equity Income Fund ETF
Schedule of Written Options (UNAUDITED)
February 28, 2022

	Contracts (a)	Notional Amount	Value
WRITTEN OPTIONS
Written Call Options
AGNC Investment Corporation
Expiration: March 2022, Exercise Price: $14.00	(10)	$(12,910)	$(5)
Expiration: March 2022, Exercise Price: $15.00	(5)	(6,455)	(2.00)
Expiration: March 2022, Exercise Price: $15.50	(10)	(12,910)	(15.00)
Expiration: March 2022, Exercise Price: $15.00	(10)	(12,910)	(10.00)
Expiration: March 2022, Exercise Price: $14.00	(10)	(12,910)	(30.00)
Altria Group, Inc.
Expiration: March 2022, Exercise Price: $53.00	(20)	(102,580)	(220.00)
Expiration: March 2022, Exercise Price: $54.00	(10)	(51,290)	(120.00)
Annaly Capital Management, Inc.
Expiration: March 2022, Exercise Price: $8.00	(30)	(20,880)	(15)
Expiration: March 2022, Exercise Price: $8.00	(30)	(20,880)	(45)
Expiration: April 2022, Exercise Price: $8.00	(2)	(1,392)	(6)
Expiration: May 2022, Exercise Price: $8.00	(10)	(6,960)	(30)
Expiration: June 2022, Exercise Price: $8.00	(20)	(13,920)	(130)
AT&T, Inc.
Expiration: March 2022, Exercise Price: $25.00	(10)	(23,690)	(25)
Expiration: March 2022, Exercise Price: $25.00	(20)	(47,380)	(180)
Expiration: March 2022, Exercise Price: $26.00	(10)	(23,690)	(55)
Expiration: March 2022, Exercise Price: $26.00	(10)	(23,690)	(90)
Expiration: April 2022, Exercise Price: $26.00	(10)	(23,690)	(130)
Consolidated Edison, Inc.
Expiration: March 2022, Exercise Price: $85.00	(2)	(17,154)	(450)
Dow, Inc.
Expiration: March 2022, Exercise Price: $63.00	(10)	(58,960)	(25)
Expiration: March 2022, Exercise Price: $65.00	(10)	(58,960)	(115)
Edison International
Expiration: March 2022, Exercise Price: $62.50	(4)	(25,368)	(760)
Johnson & Johnson
Expiration: March 2022, Exercise Price: $165.00	(10)	(164,570)	(1,405)
KeyCorp
Expiration: March 2022, Exercise Price: $28.00	(10)	(25,070)	(25)
Kinder Morgan, Inc.
Expiration: March 2022, Exercise Price: $18.00	(10)	(17,400)	(35)
Expiration: March 2022, Exercise Price: $18.00	(10)	(17,400)	(100)
Expiration: March 2022, Exercise Price: $18.00	(10)	(17,400)	(165)
Expiration: March 2022, Exercise Price: $18.00	(20)	(34,800)	(450)

The Kraft Heinz Company
Expiration: March 2022, Exercise Price: $37.00	(30)	(117,660)	(7,110)
Expiration: March 2022, Exercise Price: $37.50	(10)	(39,220)	(2,005)
Expiration: April 2022, Exercise Price: $40.00	(10)	(39,220)	(970)
Lumen Technologies, Inc.
Expiration: March 2022, Exercise Price: $11.50	(10)	(10,360)	(20)
Expiration: March 2022, Exercise Price: $11.50	(20)	(20,720)	(80)
Expiration: March 2022, Exercise Price: $12.00	(30)	(31,080)	(75)
ONEOK, Inc.
Expiration: March 2022, Exercise Price: $65.00	(7)	(45,710)	(1,523)
Simon Property Group, Inc.
Expiration: March 2022, Exercise Price: $155.00	(5)	(68,780)	(140)
The Southern Company
Expiration: March 2022, Exercise Price: $66.00	(20)	(129,540)	(250)
Expiration: March 2022, Exercise Price: $67.00	(20)	(129,540)	(300)
Expiration: March 2022, Exercise Price: $67.50	(10)	(64,770)	(200)
U.S. Bancorp
Expiration: March 2022, Exercise Price: $60.00	(10)	(56,540)	(50)
Verizon Communications, Inc.
Expiration: March 2022, Exercise Price: $55.00	(10)	(53,670)	(95)
Vodafone Group plc (b)
Expiration: March 2022, Exercise Price: $20.00	(20)	(35,400)	(300)
Expiration: March 2022, Exercise Price: $19.50	(20)	(35,400)	(120)
Expiration: March 2022, Exercise Price: $19.50	(10)	(17,700)	(50)
Expiration: March 2022, Exercise Price: $19.50	(10)	(17,700)	(115)
			(18,041)

Written Put Options
Edison International
Expiration: March 2022, Exercise Price: $57.50	(10)	(63,420)	(475)
			(475)
TOTAL WRITTEN OPTIONS
(Premiums received $12,001)			$(18,516)

(a) 100 shares per contract.
(b) Foreign security.